Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.4%
247,047	Axalta Coating Systems U.S. Holdings, Inc. 2.756% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4]	$245,326
250,000	Berry Global, Inc. 2.071% (1-Month USD Libor+175 basis points), 7/1/2026[3,4]	246,914
250,000	Hilton Worldwide Finance LLC 2.207% (3-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	247,801
247,462	ON Semiconductor Corp. 2.457% (1-Month USD Libor+200 basis points), 9/19/2026[2,3,4]	247,648
220,006	Seminole Tribe of Florida, Inc. 2.207% (3-Month USD Libor+175 basis points), 7/6/2024[2,3,4]	220,143
248,057	Summit Materials LLC 2.457% (3-Month USD Libor+200 basis points), 11/21/2024[3,4]	247,703
247,223	Vistra Operations Co. LLC 2.223% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	245,060
	Total Bank Loans
	(Cost $1,704,836)	1,700,595
	BONDS — 95.2%
	ASSET-BACKED SECURITIES — 56.1%
55,105	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[3]	55,272
500,000	Ammc Clo 20 Ltd. Series 2017-20A, Class DR, 3.391% (3-Month USD Libor+315 basis points), 4/17/2029[3,4,5]	498,750
459,805	Ares CLO Ltd. Series 2017-42A, Class AR, 1.179% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,5]	457,966
946,867	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 1.111% (3-Month USD Libor+87 basis points), 1/15/2029[3,4,5]	943,393
	Barings CLO Ltd.
572,851	Series 2013-IA, Class AR, 1.054% (3-Month USD Libor+80 basis points), 1/20/2028[3,4,5]	570,274
1,500,000	Series 2013-IA, Class BR, 1.504% (3-Month USD Libor+125 basis points), 1/20/2028[3,4,5]	1,498,560
	Capital One Prime Auto Receivables Trust
59,702	Series 2019-1, Class A3, 2.510%, 11/15/2023[3]	59,953
199,293	Series 2019-2, Class A3, 1.920%, 5/15/2024[3]	199,551
	CarMax Auto Owner Trust
46,146	Series 2020-4, Class A2, 0.310%, 1/16/2024[3]	46,099
500,733	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	501,843
382,350	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	382,622
373,893	Series 2020-1, Class A3, 1.890%, 12/16/2024[3]	373,680

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
400,000	Series 2021-1, Class A3, 0.340%, 12/15/2025[3]	$390,486
489,213	CIFC Funding Ltd. Series 2015-3A, Class AR, 1.118% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,5]	488,401
473,595	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,5,6]	447,883
55,178	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[3,5]	55,134
	Ellington Financial Mortgage Trust
292,692	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,5,6]	274,985
343,454	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,5,6]	315,310
645,000	Flatiron Clo 17 Ltd. Series 2017-1A, Class AR, 1.486% (3-Month USD Libor+98 basis points), 5/15/2030[3,4,5]	643,662
170,002	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	170,181
484,898	Galaxy CLO Ltd. Series 2017-23A, Class AR, 1.129% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,5]	483,275
	GM Financial Automobile Leasing Trust
344,592	Series 2022-1, Class A1, 0.571%, 2/21/2023[3]	344,048
116,108	Series 2021-1, Class A2, 0.170%, 4/20/2023[3]	115,974
350,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[3]	350,264
300,000	Series 2021-2, Class A3, 0.340%, 5/20/2024[3]	295,141
300,000	Series 2021-1, Class A4, 0.330%, 2/20/2025[3]	293,709
	GM Financial Consumer Automobile Receivables Trust
30,872	Series 2018-4, Class A3, 3.210%, 10/16/2023[3]	30,934
59,230	Series 2021-1, Class A2, 0.230%, 11/16/2023[3]	59,148
600,000	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	595,682
273,181	Series 2020-3, Class A3, 0.450%, 4/16/2025[3]	269,991
300,000	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	295,414
500,000	Grippen Park CLO Ltd. Series 2017-1A, Class A, 1.514% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,5]	498,336
775,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 2.206% (3-Month USD Libor+170 basis points), 3/15/2027[3,4,5]	768,297
	Honda Auto Receivables Owner Trust
54,494	Series 2019-1, Class A3, 2.830%, 3/20/2023[3]	54,630
381,800	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	379,263

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
273,538	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,5]	$271,909
	Hyundai Auto Lease Securitization Trust
300,000	Series 2021-B, Class A3, 0.330%, 6/17/2024[3,5]	293,663
300,000	Series 2021-C, Class A3, 0.380%, 9/16/2024[3,5]	291,314
	Madison Park Funding Ltd.
246,728	Series 2013-11A, Class AR2, 1.159% (3-Month USD Libor+90 basis points), 7/23/2029[3,4,5]	245,505
500,000	Series 2019-33A, Class AR, 1.449% (TSFR3M+129 basis points), 10/15/2032[3,4,5]	499,180
250,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.759% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,5]	247,740
366,494	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[3,5]	364,284
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.368% (3-Month USD Libor+110 basis points), 12/21/2029[3,4,5]	499,176
37,180	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[3]	37,191
	Nissan Auto Receivables Owner Trust
215,777	Series 2019-B, Class A3, 2.500%, 11/15/2023[3]	216,960
318,550	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	319,208
342,029	OBX Trust Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,5,6]	323,068
1,750,000	OCP CLO Ltd. Series 2014-7A, Class A1RR, 1.374% (3-Month USD Libor+112 basis points), 7/20/2029[3,4,5]	1,744,672
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 1.721% (3-Month USD Libor+148 basis points), 4/15/2032[3,4,5]	500,705
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.941% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,5]	497,767
315,810	Starwood Mortgage Residential Trust Series 2022-1, Class A1, 2.447%, 12/25/2066[3,5,6]	302,022
270,280	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[3,5,6]	255,188
625,000	Stratus CLO Ltd. Series 2021-1A, Class C, 1.841% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,5]	615,625

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Symphony CLO XIV Ltd.
1,000,000	Series 2014-14A, Class CR, 2.338% (3-Month USD Libor+210 basis points), 7/14/2026[3,4,5]	$1,001,221
500,000	Series 2014-14A, Class DR, 3.338% (3-Month USD Libor+310 basis points), 7/14/2026[3,4,5]	500,045
	TICP CLO II-2 Ltd.
1,088,646	Series 2018-IIA, Class A1, 1.094% (3-Month USD Libor+84 basis points), 4/20/2028[3,4,5]	1,085,725
1,000,000	Series 2018-IIA, Class A2, 1.504% (3-Month USD Libor+125 basis points), 4/20/2028[3,4,5]	991,192
	Toyota Auto Receivables Owner Trust
600,000	Series 2021-D, Class A2, 0.310%, 8/15/2024[3]	594,917
451,500	Series 2020-B, Class A3, 1.360%, 8/15/2024[3]	450,509
176,048	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,5]	175,149
	Voya CLO Ltd.
483,845	Series 2015-1A, Class A1R, 1.141% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,5]	481,426
750,000	Series 2017-1A, Class A1R, 1.191% (3-Month USD Libor+95 basis points), 4/17/2030[3,4,5]	747,279
	World Omni Auto Receivables Trust
55,100	Series 2018-C, Class A3, 3.130%, 11/15/2023[3]	55,188
265,654	Series 2021-C, Class A2, 0.220%, 9/16/2024[3]	264,017
296,528	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	294,948
190,024	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	188,773
460,000	York CLO 1 Ltd. Series 2014-1A, Class BRR, 1.909% (3-Month USD Libor+165 basis points), 10/22/2029[3,4,5]	459,318
	Total Asset-Backed Securities
	(Cost $28,204,363)	28,022,995
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 1.227% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,5]	295,894
81,213	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,5,6]	81,237
	Government National Mortgage Association
15,785	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	15,774
56,817	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	56,323

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	$749,030
	Total Commercial Mortgage-Backed Securities
	(Cost $1,215,056)	1,198,258
	CORPORATE — 25.7%
	BASIC MATERIALS — 0.9%
250,000	Celanese U.S. Holdings LLC 3.500%, 5/8/2024[3]	250,817
190,000	Georgia-Pacific LLC 0.625%, 5/15/2024[5]	181,635
		432,452
	COMMUNICATIONS — 2.5%
150,000	Amazon.com, Inc. 2.400%, 2/22/2023[3]	151,020
375,000	AT&T, Inc. 1.983% (3-Month USD Libor+118 basis points), 6/12/2024[4]	380,713
150,000	eBay, Inc. 2.750%, 1/30/2023[3]	151,005
	Verizon Communications, Inc.
165,000	0.750%, 3/22/2024	159,783
125,000	1.074% (SOFR Index+79 basis points), 3/20/2026[4]	124,973
	Walt Disney Co.
150,000	1.650%, 9/1/2022	150,156
150,000	3.000%, 9/15/2022	151,198
		1,268,848
	CONSUMER, CYCLICAL — 2.6%
140,000	BMW U.S. Capital LLC 0.497% (SOFR Index+38 basis points), 8/12/2024[4,5]	139,355
	General Motors Financial Co., Inc.
150,000	3.150%, 6/30/2022[3]	150,383
100,000	1.700%, 8/18/2023	98,971
150,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[3]	150,062
	PACCAR Financial Corp.
225,000	2.650%, 5/10/2022	225,414
150,000	2.650%, 4/6/2023	151,038
	Starbucks Corp.
150,000	1.300%, 5/7/2022	150,034
15,000	0.537% (SOFR Index+42 basis points), 2/14/2024[3,4]	15,025

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	Volkswagen Group of America Finance LLC
20,000	0.750%, 11/23/2022[5]	$19,834
220,000	0.875%, 11/22/2023[5]	212,582
		1,312,698
	CONSUMER, NON-CYCLICAL — 4.7%
120,000	AbbVie, Inc. 2.300%, 11/21/2022	120,444
150,000	Anthem, Inc. 2.950%, 12/1/2022[3]	151,083
275,000	Cardinal Health, Inc. 3.200%, 3/15/2023	277,047
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,7]	147,545
150,000	Diageo Investment Corp. 2.875%, 5/11/2022	150,081
150,000	Kellogg Co. 2.650%, 12/1/2023	150,119
250,000	McKesson Corp. 2.850%, 3/15/2023[3]	251,142
250,000	Mondelez International Holdings Netherlands B.V. 0.750%, 9/24/2024[5,7]	236,233
300,000	Pernod Ricard S.A. 4.250%, 7/15/2022[5,7]	302,164
150,000	Sysco Corp. 2.600%, 6/12/2022	150,316
200,000	Thermo Fisher Scientific, Inc. 0.442% (SOFR Index+35 basis points), 4/18/2023[3,4]	199,896
200,000	UnitedHealth Group, Inc. 2.375%, 10/15/2022	200,991
		2,337,061
	ENERGY — 2.0%
300,000	Enbridge, Inc. 0.755% (SOFR Index+63 basis points), 2/16/2024[4,7]	300,010
250,000	Energy Transfer LP 4.200%, 9/15/2023[3]	253,425
150,000	Kinder Morgan Energy Partners LP 3.450%, 2/15/2023[3]	151,101
150,000	Phillips 66 3.700%, 4/6/2023	152,170

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
150,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[3,5,7]	$150,709
		1,007,415
	FINANCIAL — 3.7%
	American Express Co.
150,000	2.750%, 5/20/2022[3]	150,110
125,000	3.625%, 12/5/2024[3]	127,548
300,000	Bank of America Corp. 0.839% (SOFR Rate+73 basis points), 10/24/2024[3,4]	300,289
150,000	Berkshire Hathaway, Inc. 2.750%, 3/15/2023[3]	151,105
100,000	Charles Schwab Corp. 0.637% (SOFR Index+52 basis points), 5/13/2026[3,4]	98,874
150,000	Citigroup, Inc. 2.750%, 4/25/2022[3]	150,070
300,000	JPMorgan Chase & Co. 0.823% (SOFR Rate+58 basis points), 3/16/2024[3,4]	299,160
150,000	Morgan Stanley Domestic Holdings, Inc. 2.950%, 8/24/2022[3]	150,770
170,000	Public Storage 2.370%, 9/15/2022[3]	170,413
15,000	Simon Property Group LP 0.519% (SOFR Rate+43 basis points), 1/11/2024[3,4]	14,990
250,000	Toronto-Dominion Bank 0.543% (SOFR Rate+35 basis points), 9/10/2024[4,7]	247,899
		1,861,228
	INDUSTRIAL — 3.2%
150,000	3M Co. 2.250%, 3/15/2023[3]	150,444
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	200,090
200,000	Caterpillar Financial Services Corp. 1.900%, 9/6/2022	200,510
100,000	John Deere Capital Corp. 2.150%, 9/8/2022	100,381
175,000	L3Harris Technologies, Inc. 3.850%, 6/15/2023[3]	177,561
150,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	148,925

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
300,000	Ryder System, Inc. 2.500%, 9/1/2022[3]	$300,937
150,000	Schneider Electric S.E. 2.950%, 9/27/2022[5,7]	151,136
150,000	Union Pacific Corp. 2.950%, 1/15/2023[3]	151,086
		1,581,070
	TECHNOLOGY — 4.4%
200,000	Apple, Inc. 2.400%, 5/3/2023	201,188
300,000	Autodesk, Inc. 3.600%, 12/15/2022[3]	302,379
250,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	254,003
200,000	International Business Machines Corp. 1.875%, 8/1/2022	200,331
200,000	Marvell Technology, Inc. 4.200%, 6/22/2023[3]	203,344
150,000	Microsoft Corp. 2.375%, 5/1/2023[3]	150,640
275,000	NVIDIA Corp. 0.309%, 6/15/2023[3]	269,184
	Oracle Corp.
150,000	2.500%, 5/15/2022[3]	150,095
200,000	2.500%, 10/15/2022	200,633
150,000	Qualcomm, Inc. 3.000%, 5/20/2022	150,392
150,000	VMware, Inc. 0.600%, 8/15/2023	145,848
		2,228,037
	UTILITIES — 1.7%
30,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	29,501
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	149,857
150,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[3]	151,587
150,000	Duke Energy Corp. 0.443% (SOFR Rate+25 basis points), 6/10/2023[4]	149,577

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
50,000	Entergy Corp. 4.000%, 7/15/2022[3]	$50,136
300,000	NextEra Energy Capital Holdings, Inc. 0.506% (SOFR Rate+40 basis points), 11/3/2023[3,4]	298,837
		829,495
	Total Corporate
	(Cost $13,000,895)	12,858,304
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
232,021	OBX Trust Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,5,6]	219,464
	Total Residential Mortgage-Backed Securities
	(Cost $232,021)	219,464
	U.S. GOVERNMENT — 10.5%
	United States Treasury Bill
600,000	0.262%, 5/19/2022	599,804
600,000	0.297%, 5/26/2022	599,741
850,000	0.439%, 6/2/2022	849,529
500,000	0.360%, 6/9/2022	499,646
500,000	0.294%, 6/23/2022	499,469
1,000,000	0.438%, 6/30/2022	998,734
600,000	0.533%, 7/14/2022	598,955
600,000	0.629%, 7/21/2022	598,788
	Total U.S. Government
	(Cost $5,245,047)	5,244,666
	Total Bonds
	(Cost $47,897,382)	47,543,687

Principal Amount
	COMMERCIAL PAPER — 1.0%
$250,000	Stanley Black & Decker, Inc. 0.558%, 5/16/2022	249,791
250,000	Walt Disney Co. 0.609%, 5/16/2022	249,805
	Total Commercial Paper
	(Cost $499,641)	499,596

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.1%
548,501	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.15%[8]	548,501
	Total Short-Term Investments
	(Cost $548,501)	548,501
	TOTAL INVESTMENTS — 100.7%
	(Cost $50,650,360)	50,292,379
	Liabilities in Excess of Other Assets — (0.7)%	(335,722)
	TOTAL NET ASSETS — 100.0%	$49,956,657

Principal Amount
	SECURITIES SOLD SHORT — (3.1)%
	BONDS — (3.1)%
	U.S. GOVERNMENT — (3.1)%
	United States Treasury Note
$(1,300,000)	2.125%, 9/30/2024	(1,289,387)
(300,000)	1.375%, 10/31/2028	(280,512)
	Total U.S. Government
	(Proceeds $1,598,975)	(1,569,899)
	Total Bonds
	(Proceeds $1,598,975)	(1,569,899)
	Total Securities Sold Short
	(Proceeds $1,598,975)	$(1,569,899)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,076,672 which represents 46.19% of total net assets of the Fund.
[6]	Variable rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The rate is the annualized seven-day yield at period end.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2022	(Depreciation)
(2)	U.S. 3 Year Treasury Note	June 2022	$(438,875)	$(436,375)	$2,500
TOTAL FUTURES CONTRACTS			$(438,875)	$(436,375)	$2,500